UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549


                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.     Name and address of issuer:

       MBL Variable Contract Account-9
       520 Broad Street
       Newark, New Jersey 07102


2.     The name of each series or class of securities for
       which this Form is filed (If the Form is being filed
       for all series and classes of securities of the issuer,
       check the box but do not list series of classes):    [X]


3.     Investment Company Act File Number:   811-5224

       Securities Act File Number:           33-15447


4(a).  Last day of fiscal year for which this Form is filed:
       June 30, 1999


4(b).  [ ]   Check box if this Form is being filed late
       (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).  [X]   Check box if this is the last time the issuer will
       be filing this Form.

5.   Calculation of registration fee:

       (i) Aggregate sale price of securities
           sold during the fiscal year pursuant
           to section 24(f):                                    $ 0

      (ii) Aggregate price of securities redeemed
           or repurchased during the fiscal year:   $27,235,114

     (iii) Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to
           the Commission:                         $28,422,470

      (iv) Total available redemption credits
           [add items 5(ii) and 5(iii):                      - $55,657,584

       (v) Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                     $ 0

      (vi) Redemption credits available for use
           in future years - if Item 5(i) is less
           than Item 5 (iv) [subtract Item 5(iv)
           from Item 5(i)]:                       $(55,657,584)

     (vii) Multiplier for determining registration
           fee (See Instruction C.9):                           x.000278

    (viii) Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter "0" if no
           fee is due):                                       = $ 0


6.   Prepaid Shares

     If the response to item, 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     _____.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year(see Instruction D):
                                                              + $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                              = $ 0


9. Date the registration fee any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery: [ ] Wire Transfer
                           [ ] Mail or other means



                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  ALBERT W. LEIER
                           Albert W. Leier
                           Vice President and Chief Financial Officer


Date:  July 28, 1999